FINANCE COSTS (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Interest expense on lease liabilities	$ 2	$ 18	$ 68	$ 115
Interest expense on dividend payable with a related party (Note 16b)			348	348
Interest expense on trade payable with a third party	1	7
Imputed interest on amount due to a director	22	170	158	134
Imputed interest on amount due to related parties, net	$ 11	88	65	66
finance cost		$ 283	$ 639	$ 663